Notes to the Statements of Comprehensive Loss - Schedule of General and Administrative Expenses (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of General And Administrative Expenses Abstract
Salaries and related expenses	[1],[2]	₪ 3,190	₪ 3,440	₪ 2,632
Consulting and professional services		3,341	4,094	3,343
Directors fees		320	343	330
Office expenses		42	63	51
Insurance		456	693	1,141
Miscellaneous		1,056	1,040	830
Total		8,405	9,673	8,327
Including share-based payment		124	453	624
Including salary of related party		₪ 1,950	₪ 2,260	₪ 1,926

[1]	Including salary of related party (See Note 18B below)
[2]	Including share-based payment